Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Profit or loss [abstract]
Revenue	$ 167,206	$ 231,212
Expenses
Research and development	7,473,717	5,458,818
General and administrative	10,030,369	6,093,918
Depreciation and amortization	702,075	536,302
Finance costs	13,747	12,321
Foreign exchange	(255,207)	67,779
Expenses	17,964,701	12,169,138
Loss before other items	(17,797,495)	(11,937,926)
Other items
Change in fair value of derivative financial liability	(9,979,637)	(220,916)
Other income	895,306	13,052
Gain on write-off of trade payables	32,813	0
Loss and comprehensive loss	$ (26,849,013)	$ (12,145,790)
Basic loss per share	$ (0.835)	$ (0.446)
Diluted loss per share	$ (0.835)	$ (0.446)
Weighted average number of common shares outstanding	32,170,008	27,225,530